Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Share

For the years ended December 31, 2012 and December 31, 2011, the diluted weighted average number of shares includes the incremental effect of outstanding stock based incentive awards but excludes the effect of outstanding warrants as these were antidilutive.

(In thousands, except share data)	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Class A common shares
Weighted average number of common shares outstanding (B)	47,481,766	47,262,549	46,910,604
Dilutive effect of share-based awards	152,225	185,463	—

Common shares and common share equivalents (F)	47,633,991	47,448,012	46,910,604

Class B common shares
Weighted average number of common shares outstanding (D)	7,405,956	7,405,956	7,405,956
Dilutive effect of share-based awards	—	—	—

Common shares (H)	7,405,956	7,405,956	7,405,956

Basic Earnings per Share
Net income (loss) available to shareholders	$31,928	$9,071	$(3,971)
Available to:
- Class A shareholders for period	$31,928	$9,071	$(3,971)
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro-rata between Class A and B	—	—	—
Net income (loss) available for Class A (A)	$31,928	$9,071	$(3,971)
Net income (loss) available for Class B (C)	—	—	—
Basic Earnings per share:
Class A (A/B)	$0.67	$0.19	$(0.08)
Class B (C/D)	—	—	—
Diluted Earnings per Share
Net income (loss) available to shareholders	$31,928	$9,071	$(3,971)
Available to:
- Class A shareholders for period	$31,928	$9,071	$(3,971)
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro rata between Class A and B	—	—	—
Net income (loss) available for Class A (E)	$31,928	$9,071	$(3,971)
Net income (loss) available for Class B (G)	—	—	—
Diluted Earnings per share:
Class A (E/F)	$0.67	$0.19	$(0.08)
Class B (G/H)	—	—	—